DRACENA FUNDS, INC.



                             FX CURRENCY VALUE FUND









                                  ANNUAL REPORT
                                OCTOBER 31, 1995

FX CURRENCY VALUE FUND

PRESIDENT'S MESSAGE

Dear Shareholder:

Welcome to the new FX Currency Value Fund.

This Annual Report covers only the last quarter of the Fund's first fiscal year. The Fund commenced operations on July 27, just 97 days before the fiscal year-end; we commenced at the earliest possible moment in order to start amortizing the Fund's non-recurring origination expenses. It is quite costly to create, research, prepare, produce and have approved a public investment vehicle such as a mutual fund. The FX Currency Value Fund was more costly to bring to life, in part, because we attempted to introduce unique factors into the Fund not seen in other funds.

As a result of amortizing the non-recurring expenses, the starting net asset value per share of $12.00 as of July 27th was similarly reduced by $2.70 by fiscal year-end. Additionally, there was a loss on trading of $0.09 for the 97 day period. The total reduction in net asset value per share was $2.97, resulting in a net asset value of $9.21 by fiscal year-end.

An important consideration is the comparison of the Fund's trading loss of $0.09
--------------------------------------------------------------------------------
or 0.75% to the EAFE Index's* loss of 4.57% for virtually the identical period
------------------------------------------------------------------------------
(7/31 to 10/31/95).  A major cause for the loss was the 'September Yen Surprise'
-------------------
by the Japanese Government, which shook the world currency market; notwithstanding this, the Fund's loss was less than 1/6th that of the EAFE
                      ----------------------------------------------------
Index.  Of course, past performance is not indicative of upcoming results.
------

There are two matters of question I would like to discuss with you:

     -In addition to the investment objective found in the prospectus, is there any special nature to the Fund's 'personality'?

     -With advisors who are active members of the group of world currency professionals, can the Fund affect the market in any way to benefit our shareholders?

On the first matter, the Fund's 'personality' is, and will continue to be, actively conservative. As you know, our theme is loud and clear: let us make profit wherever we can, but also let us prevent loss wherever we can. Thus we actively pursue profit and attempt to conservatively forego any transaction where the loss probability is beyond our tight parameters.

Secondly, on the matter of the Fund, in some way having a privileged position, we say there is no such thing in World Currencies and that is a key advantage for the Fund. The Fund's marketplace involves transactions every single day of over one and a quarter trillion dollars. No one fund, or group of funds, no currency exchange, no nation can control this marketplace.

FX CURRENCY VALUE FUND

Therefore, the way to profit is through the use of experience, expertise, comprehensive understanding, proprietary and tested systems, overlay strategies, Reach Filters, Dual-Fencing and other currency transaction methodologies practiced by our advisors. It is in these areas that the personnel of the Fund's three co-advisors are accomplished.

With the potential stabilization of the Balkan political situation, and the continuation of the peace process in the Middle East, fluctuations in world currencies are expected to be within the environment of economic growth rather than in the political arena. While these are positive signs, it is difficult to predict when or how the Balkan or Middle East situations will normalize. We believe world currency movements will be relatively stable for another six months, and in a year economic bubbling will occur in a few spots around the globe offering new opportunities for profit.

As Secretary of the U.S. Treasury, Robert Rubin, recently said: "We are in a global economy." FX Currency Value Fund is ready for the future.


                                              Sincerely,

                                              /s/ Daniel H. Spitzer

                                              Daniel H. Spitzer
December 15, 1995                             President


*EAFE Index - The Morgan Stanley Capital International Index of Europe,
                                                                -
              Australia and the Far East
              -                 -   -

FX CURRENCY VALUE FUND

SCHEDULE OF INVESTMENTS
OCTOBER 31, 1995
-------------------------------------------------------------------------------


                                                           Par          Value
                                                          (000)       (Note 2)
                                                          -----       --------
GOVERNMENT BONDS - 27.5%
      Australian Government, 7.00%, 08/15/98
         (COST $78,564) .............................    AUD 105    $    77,862
                                                                     ----------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 95.1%
      Federal Home Loan Mortgage Corp., 5.62%,
         11/15/95 ...................................        135        134,705
      Federal National Mortgage Assoc., 5.60%,
         11/07/95 ...................................        135        134,874
                                                                     ----------

   TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
      (COST $269,579) ..........................................        269,579
                                                                     ----------



TOTAL INVESTMENTS (COST $348,143)* - 122.6% ....................        347,441

OTHER ASSETS AND LIABILITIES, NET - (22.6)% ....................       (63,946)
                                                                     ----------
NET ASSETS - 100.0% ............................................    $   283,495
                                                                     ==========



* Represents cost for income tax purposes and differs from value by unrealized depreciation of $702.


















                       See Notes To Financial Statements

FX CURRENCY VALUE FUND
STATEMENT OF ASSETS AND LIABILITIES
October 31, 1995

ASSETS:
Investments, at market (COST $348,143) (Note 2) ..........     $  347,441
Cash .....................................................          6,888
Interest receivable ......................................          1,064
Deferred organization costs (Note 2) .....................        457,226
                                                               ----------

      Total assets .......................................        812,619
                                                               ----------

LIABILITIES:
Due to Manager (Note 2) ..................................        482,892
Accrued expenses .........................................         46,232
                                                               ----------

      Total liabilities ..................................        529,124
                                                               ----------

NET ASSETS: ..............................................     $  283,495
                                                               ==========


NET ASSETS CONSIST OF:
Common stock .............................................     $      308
Additional paid in capital ...............................        284,613
Accumulated net realized loss on investments .............            (58)
Net unrealized depreciation on investments ...............         (1,368)
                                                               ----------

NET ASSETS (30,777 shares outstanding) ...................     $  283,495
                                                               ==========

NET ASSET VALUE and redemption price per share ...........          $9.21
                                                                    =====

Maximum offering price per share (100/95.50 of $9.21) ....          $9.64
                                                                    =====















                        See Notes to Financial Statements

FX CURRENCY VALUE FUND
STATEMENT OF OPERATIONS
For the Period July 27, 1995 (Commencement of Operations) through October 31,
     1995

Investment income:
      Interest .................................                  $    4,535


Expenses:
      Management and Advisory fees (Note 4) ....   $    1,539
      Administration fee (Note 4) ..............       14,921
      Accounting fee (Note 4) ..................       18,904
      Distribution expenses (Note 4) ...........          362
      Shareholder servicing fees (Note 4) ......          227
      Custodian fees (Note 4) ..................       12,653
      Audit fees ...............................        5,000
      Transfer agency fees (Note 4) ............        9,943
      Amortization of organization expenses
            (Note 2) ...........................       25,666
                                                   ----------
         Total expenses before waiver from
               Manager and Advisers ............       89,215
         Total expenses waived by Manager
               and Advisers (Note 4) ...........       (1,539)
                                                   ----------

            Expenses, net ......................                      87,676
                                                                  ----------

      Net investment loss ......................                     (83,141)
                                                                  ----------


REALIZED AND UNREALIZED LOSS FROM INVESTMENTS AND FOREIGN CURRENCY:
   Net realized loss from:
      Investments ..............................                         (58)
      Foreign currency transactions ............                        (435)
   Net unrealized depreciation on investments ..                      (1,368)
                                                                  ----------
   Net realized and unrealized loss from
         investments and foreign currency ......                      (1,861)
                                                                  ----------

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS .                  $  (85,002)
                                                                  ==========










                        See Notes to Financial Statements

FX CURRENCY VALUE FUND
STATEMENT OF CHANGES IN NET ASSETS
For the Period July 27, 1995 (Commencement of Operations) through October 31,
     1995


INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment loss .........................        $ (83,141)
   Net realized loss from:
      Investments ..............................              (58)
      Foreign currency transactions ............             (435)
   Net unrealized depreciation on investments ..           (1,368)
                                                        ---------

Change in net assets resulting from operations .          (85,002)


Change in net assets from Fund share
      transactions (Note 5) ....................          368,497
                                                        ---------

   Total increase in net assets ................          283,495

Net Assets:
   Beginning of period .........................                0
                                                        ---------

   End of period ...............................        $ 283,495
                                                        =========


























                        See Notes to Financial Statements

FX CURRENCY VALUE FUND
NOTES TO FINANCIAL STATEMENTS
------------------------------------------------------------------------

1. DESCRIPTION OF THE FUND. The FX Currency Value Fund (the "Fund") is a series of Dracena Funds, Inc. (the "Company"), incorporated in Maryland on March 21, 1994. The Fund is a non-diversified, open-end investment company, and is registered under the Investment Company Act of 1940, as amended. The Fund, the only series established, commenced operations on July 27, 1995. Shares of the Fund are sold with a front-end sales charge. Shares of beneficial interest in the Fund are offered to the public on a continuous basis.

2.  SIGNIFICANT  ACCOUNTING  POLICIES.   The  following  is  a  summary  of  the
significant accounting policies of the Fund:

SECURITY VALUATION. Securities that are traded primarily on a domestic or foreign exchange are valued at the last sale price on that exchange or, if there is no recent sale, at the last current bid quotation. Securities that are traded primarily on foreign securities exchanges generally are valued at the exchange's closing price of the securities on the preceding day. Securities for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to guidelines established by the Board of Directors of the Company

FEDERAL INCOME TAXES. The Fund intends to qualify annually and elect to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to distribute all of its taxable income to its shareholders. Therefore, no federal income or excise tax provision is required

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. Distributions of net investment income and net realized gains are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions and deferrals of certain losses. Distributions to shareholders are recorded on ex-dividend date and are made annually. Additional distributions may be made to the extent necessary to avoid the payment of a 4% excise tax.

DEFERRED ORGANIZATION COSTS. Costs incurred by the Fund in connection with the initial registration and public offering of shares amounting to $482,892 have been deferred and are being amortized on a straight-line basis over a five-year period beginning on the date that the Fund commenced operations. As of October 31, 1995, $25,666 has been amortized. In the event that any of the initial shares of the Fund are redeemed during the amortization period, the redemption proceeds will be reduced by any unamortized organization expenses.

FOREIGN  CURRENCY  TRANSLATIONS.     The books  and  records  of  the  Fund  are
maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

  (i) market value of investment securities, other assets and liabilities at the closing rates of exchange at the financial statement date , and

 (ii) purchases and sales of investment securities, interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions.

FX CURRENCY VALUE FUND
NOTES TO FINANCIAL STATEMENTS - CONTINUED
------------------------------------------------------------------------

2. SIGNIFICANT ACCOUNTING POLICIES. - CONTINUED

The Fund isolates that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.

Reported net realized gains or losses from foreign currency transactions arise from sales and maturities of securities, purchases and sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest and expenses recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency transactions arise from changes in the value of assets and liabilities other than investments in securities at the end of the fiscal period, resulting from changes in exchange rates.

Forward Foreign Currency Exchange Contracts. In connection with portfolio purchases and sales of securities denominated in a foreign currency, the Fund may enter into forward foreign currency exchange contracts. Additionally, the Fund may enter into these contracts to hedge certain transactions to protect against adverse currency movements. Foreign currency exchange contracts are recorded at market value. Certain risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until contract settlement date, at which time the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed

INVESTMENT TRANSACTIONS AND RELATED INCOME. Investment security transactions are accounted for on a trade date basis. The Fund uses the specific identification method for determining realized gains or losses on investments. Interest income is recorded on an accrual basis. All premiums or original issue discounts are amortized or accreted for both financial and federal income tax reporting purposes.

3.  PURCHASES  AND  SALES  OF INVESTMENT SECURITIES.   Purchases  and  sales  of
investment securities (excluding short-term investments) for the period ended October 31, 1995 were $116,909 and $37,485, respectively.

4.  MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES.   The  Fund  employs
Dracena Funds Group, Inc. ("DFG" or the "Manager") to establish a fund management team to have overall management responsibility for the Fund pursuant to a signed agreement (the "Management Agreement"). Subject to overall supervision by the Board of Directors, and in accordance with the Fund's stated policies, the Manager, in conjunction with the Fund advisers (described below) (the "Advisers"), have sole discretion for the Fund, and will make decisions affecting the Fund's portfolio. The Manager and KAM, Inc., one of the Fund's Advisers, are affiliates. The Fund pays DFG a monthly fee at the annual rate of 0.60% of the Fund's average daily net assets. DFG has agreed to permanently

FX CURRENCY VALUE FUND
NOTES TO FINANCIAL STATEMENTS - CONTINUED
------------------------------------------------------------------------

4.  MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES. - CONTINUED

waive the management fee for the period ended October 31, 1995 which amounted to $542.

KAM, Inc. ("KAM") serves as a co-investment adviser to the Fund. Subject to the supervision of the Fund's Board of Directors and the Manager, KAM concentrates on currencies, in accordance with the Fund's investment objectives and stated investment policies, pursuant to an investment advisory agreement executed by Dracena Funds, Inc. (the "Advisory Agreement"). Pursuant to the Advisory Agreement, KAM receives a monthly fee at the annual rate of 0.50% of the Fund's average daily net assets. KAM has agreed to permanently waive the advisory fee payable to KAM for the period ended October 31, 1995 which amounted to $453.

Princeton International L.L.P. ("PI") serves as a co-investment adviser to the Fund, concentrating in sovereign debt and cash investing, pursuant to an advisory agreement with Dracena Funds, Inc. PI receives a monthly fee at the annual rate of 0.30% of the Fund's average daily net assets for the performance of its services to the Fund. PI has agreed to permanently waive the advisory fee payable to PI for the period ended October 31, 1995 which amounted to $272

Rohden Capital Management, Ltd. ("RCM") also serves as a co-adviser to the Fund, concentrating in debt instruments, pursuant to an advisory agreement with Dracena Funds, Inc. RCM receives a monthly fee at the annual rate of 0.30% of the Fund's average daily net assets for the performance of its services to the Fund. RCM has agreed to permanently waive the advisory fee payable to RCM for the period ended October 31, 1995 which amounted to $272.

Rodney Square Management Corporation ("RSMC"), a wholly owned subsidiary of Wilmington Trust Company ("WTC"), serves as Administrator to the Fund pursuant to an Administration Agreement with the Company. As Administrator, RSMC is responsible for services such as financial reporting, compliance monitoring and corporate management. For the services provided, RSMC receives a monthly administration fee from the Fund at an annual rate based upon the average daily net assets of the Fund, with a minimum annual fee of $50,000. The administration fee paid to RSMC for the period ended October 31, 1995 amounted to $14,921.

Rodney Square Distributors, Inc. ("RSD"), a wholly owned subsidiary of WTC, serves as distributor of the Fund's shares. RSD is paid an annual fee by the Fund of 0.40% of the Fund's average daily net assets, plus reimbursement of actual expenses incurred above the amount of the fee up to a combined maximum of 0.75% of the Fund's average daily net assets, for certain expenses incurred in connection with the offering and sale of shares. The annual fee has been authorized pursuant to a Distribution Plan (the "Plan") adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, and is used by RSD to cover expenses that are primarily intended to result in, or that are primarily attributable to, the sale of shares of the Fund. For the period ended October 31, 1995, such expenses amounted to $362. In addition, a related Shareholder Servicing Plan authorizes up to 0.25% of average daily net assets for shareholder servicing. The Shareholder Servicing Plan authorizes expenses relating to shareholder account administration and servicing. For the period ended October 31, 1995, such expenses amounted to $227.

FX CURRENCY VALUE FUND
NOTES TO FINANCIAL STATEMENTS - CONTINUED
------------------------------------------------------------------------

4. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES. - CONTINUED

RSMC determines the net asset value per share and provides accounting services to the Fund pursuant to an Accounting Services Agreement with the Company. For its services, RSMC receives a monthly accounting fee from the Fund at an annual rate based upon the average daily net assets of the Fund, with a minimum annual fee of $75,000. For the period ended October 31, 1995, RSMC's fees for accounting services amounted to $18,904.

RSMC serves as the Fund's transfer agent pursuant to a transfer agency agreement. For the period ended October 31, 1995 RSMC's fees for transfer agent services amounted to $9,943.

Barclays  Bank  plc  (the  "Custodian")  serves  as  custodian  of  the   Fund's
investments.

Certain offficers of the Fund are also officers of the Manager and Advisers.

5. FUND SHARE TRANSACTIONS. At October 31, 1995, there were 200,000,000 shares of $0.01 par value common stock authorized. Transactions in shares of the Fund for the period from July 27, 1995 (Commencement of Operations) through October 31, 1995 were as follows:

                                    SHARES         AMOUNT
                                    ------         ------
         Shares sold ...........    31,175       $373,226

         Shares redeemed .......      (398)        (4,729)
                                    ------       --------

         Net increase ..........    30,777       $368,497
                                    ======       ========

FX CURRENCY VALUE FUND
FINANCIAL HIGHLIGHTS
For the Period July 27, 1995 (Commencement of Operations) through October 31,
     1995

THE FOLLOWING TABLE INCLUDES SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD AND OTHER PERFORMANCE INFORMATION DERIVED FROM THE FINANCIAL STATEMENTS. IT SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES THERETO.

NET ASSET VALUE - BEGINNING OF PERIOD ........     $12.00
                                                   ------
INVESTMENT OPERATIONS:
      Net investment loss ....................      (2.70)
      Net realized and unrealized loss
         on investment and foreign currency
         transactions ........................      (0.09)
                                                    -----
            Total from investment operations .      (2.79)
                                                    -----

NET ASSET VALUE - END OF PERIOD ..............      $9.21
                                                    =====

TOTAL RETURN* ................................     (23.25)%

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
      Expenses** .............................      96.82%***
      Net investment loss ....................     (91.81)%***
Portfolio turnover rate ......................      48.14%
Net assets at end of year (000 omitted) ......      $283


*   Total return excludes sales load and has not been annualized.
** The Manager and Advisers waived their entire fees amounting to $0.05 per share for the period. If these fees had been incurred by the Fund, the ratio of expenses to average daily net assets would have been 98.52% for the period.
*** Annualized

FX CURRENCY VALUE FUND
 INDEPENDENT AUDITORS' REPORT
------------------------------------------------------------------------

To the Shareholders and Directors of FX Currency Value Fund

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the FX Currency Value Fund as of October 31, 1995, the related statements of operations and changes in net assets and the financial highlights for the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain resonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1995, by correspondence with the Fund's custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of FX Currency Value Fund at October 31, 1995, the results of its operations, the changes in its net assets, and the financial highlights for the above stated period in conformity with generally accepted accounting principles.



DELOITTE & TOUCHE LLP

Dayton, Ohio
Deccember 15, 1995